UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hollow Brook Associates LLC
Address: 551 Madison, 8th Floor
         New York, NY  10022

13F File Number:  028-13354

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Philip E. Richter
Title:     President & Chief Operating Officer
Phone:     (212) 364-1848

Signature, Place, and Date of Signing:

 /s/    Philip E. Richter     New York, NY     February 13, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    62

Form 13F Information Table Value Total:    $190,629 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     2120    37696 SH       SOLE                        0        0    37696
AFLAC INC                      COM              001055102      214     4948 SH       SOLE                        0        0     4948
AG MTG INVT TR INC             COM              001228105     2216   110061 SH       SOLE                        0        0   110061
AMTECH SYS INC                 COM PAR $0.01N   032332504     3144   369501 SH       SOLE                        0        0   369501
ANADARKO PETE CORP             COM              032511107      366     4799 SH       SOLE                        0        0     4799
ANNALY CAP MGMT INC            COM              035710409     1222    76550 SH       SOLE                        0        0    76550
ANWORTH MORTGAGE ASSET CP      COM              037347101     7845  1249249 SH       SOLE                        0        0  1249249
APACHE CORP                    COM              037411105      259     2859 SH       SOLE                        0        0     2859
APPLE INC                      COM              037833100      251      620 SH       SOLE                        0        0      620
ARGAN INC                      COM              04010E109    25801  1696333 SH       SOLE                        0        0  1696333
BARRICK GOLD CORP              COM              067901108     5036   111303 SH       SOLE                        0        0   111303
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702     2360    30927 SH       SOLE                        0        0    30927
CHESAPEAKE MIDSTREAM PARTNER   UNIT             16524k108     7405   255348 SH       SOLE                        0        0   255348
CHEVRON CORP NEW               COM              166764100      266     2500 SH       SOLE                        0        0     2500
CHIMERA INVT CORP              COM              16934Q109       29    11700 SH       SOLE                        0        0    11700
CLOROX CO DEL                  COM              189054109      284     4263 SH       SOLE                        0        0     4263
COCA COLA CO                   COM              191216100      441     6300 SH       SOLE                        0        0     6300
COLGATE PALMOLIVE CO           COM              194162103      370     4000 SH       SOLE                        0        0     4000
CORE LABORATORIES N V          COM              N22717107     2689    23596 SH       SOLE                        0        0    23596
CYS INVTS INC                  COM              12673a108     1297    98671 SH       SOLE                        0        0    98671
ENERGY TRANSFER EQUITY L P     COM UT LTD PTN   29273V100    13742   338633 SH       SOLE                        0        0   338633
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN   29273r109      275     6000 SH       SOLE                        0        0     6000
ENTERPRISE PRODS PARTNERS L    COM              293792107     5972   128755 SH       SOLE                        0        0   128755
ENVESTNET INC                  COM              29404k106     2207   184526 SH       SOLE                        0        0   184526
EOG RES INC                    COM              26875p101     7080    71873 SH       SOLE                        0        0    71873
EXXON MOBIL CORP               COM              30231G102     1394    16446 SH       SOLE                        0        0    16446
FMC TECHNOLOGIES INC           COM              30249U101     3600    68928 SH       SOLE                        0        0    68928
GENERAL ELECTRIC CO            COM              369604103      247    13809 SH       SOLE                        0        0    13809
GOLDCORP INC NEW               COM              380956409     3330    75248 SH       SOLE                        0        0    75248
HATTERAS FINL CORP             COM              41902r103     8540   323856 SH       SOLE                        0        0   323856
INERGY L P                     UNIT LTD PTNR    456615103     2550   104406 SH       SOLE                        0        0   104406
INTERNATIONAL BUSINESS MACHS   COM              459200101      469     2552 SH       SOLE                        0        0     2552
JOHNSON & JOHNSON              COM              478160104     2537    38678 SH       SOLE                        0        0    38678
KEY TECHNOLOGY INC             COM              493143101     2935   224892 SH       SOLE                        0        0   224892
MAGNUM HUNTER RES CORP DEL     COM              55973b102       71    13217 SH       SOLE                        0        0    13217
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060u589     3138   127043 SH       SOLE                        0        0   127043
MARKET VECTORS ETF TR          AGRIBUS ETF      57060U605     1830    38817 SH       SOLE                        0        0    38817
MEDCO HEALTH SOLUTIONS INC     COM              58405U102      203     3625 SH       SOLE                        0        0     3625
MERCK & CO INC NEW             COM              58933y105      587    15573 SH       SOLE                        0        0    15573
MFA FINANCIAL INC              COM              55272x102    10865  1616854 SH       SOLE                        0        0  1616854
MICROSOFT CORP                 COM              594918104      399    15355 SH       SOLE                        0        0    15355
MOSAIC CO NEW                  COM              61945c103     5826   115528 SH       SOLE                        0        0   115528
NEWMONT MINING CORP            COM              651639106     8723   145359 SH       SOLE                        0        0   145359
NORTH AMERN ENERGY PARTNERS    COM              656844107     1340   208042 SH       SOLE                        0        0   208042
PENN VA RESOURCES PARTNERS L   COM              707884102     5552   217457 SH       SOLE                        0        0   217457
PEPSICO INC                    COM              713448108      564     8494 SH       SOLE                        0        0     8494
PETROQUEST ENERGY INC          COM              716748108     2522   382175 SH       SOLE                        0        0   382175
PFIZER INC                     COM              717081103     3967   183328 SH       SOLE                        0        0   183328
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105     9261   126080 SH       SOLE                        0        0   126080
PROCTER & GAMBLE CO            COM              742718109      263     3942 SH       SOLE                        0        0     3942
QUEPASA CORP                   COM NEW          74833w206     1145   345000 SH       SOLE                        0        0   345000
REAVES UTIL INCOME FD          COM SH BEN INT   756158101      248     9536 SH       SOLE                        0        0     9536
SCHLUMBERGER LTD               COM              806857108     1440    21081 SH       SOLE                        0        0    21081
SPDR GOLD TRUST                GOLD SHS         78463v107     1986    13067 SH       SOLE                        0        0    13067
SUPERIOR ENERGY SVCS INC       COM              868157108     2213    77821 SH       SOLE                        0        0    77821
TIME WARNER CABLE INC          COM              88732j207     1910    30044 SH       SOLE                        0        0    30044
TORTOISE ENERGY INFRSTRCTR C   COM              89147l100      276     6904 SH       SOLE                        0        0     6904
TRANSATLANTIC PETROLEUM LTD    SHS              g89982105     1567  1196278 SH       SOLE                        0        0  1196278
URANIUM RES INC                COM PAR $0.001   916901507       90   124000 SH       SOLE                        0        0    28000
WIRELESS TELECOM GROUP INC     COM              976524108     2263  1950859 SH       SOLE                        0        0  1950859
XFONE INC                      COM              98414y109     2027  5067514 SH       SOLE                        0        0  5067514
YAMANA GOLD INC                COM              98462y100     1860   126616 SH       SOLE                        0        0   126616